Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Product	$ 264,547	$ 176,608	$ 480,949	$ 269,999
License and royalty	125,000		333,333
Total revenue	389,547	176,608	814,282	269,999	586,176	522,931
Cost of product revenue	192,814	144,327	335,182	245,322	420,877	1,401,904
Gross profit (loss)	196,733	32,281	479,100	24,677	165,299	(878,973)
Operating expenses:
Sales and marketing	625,390	124,692	1,577,317	537,523	791,915	3,311,433
Research and development	1,581,449	1,237,617	4,246,796	4,855,341	6,161,548	8,290,550
General and administrative	1,217,899	521,901	2,443,317	2,406,171	2,977,812	6,221,884
Total operating expenses	3,424,738	1,884,210	8,267,430	7,799,035	9,931,275	17,823,867
Operating loss	(3,228,005)	(1,851,929)	(7,788,330)	(7,774,358)	(9,765,976)	(18,702,840)
Other income and (expenses):
Interest income	830	672	2,917	6,231	7,420	15,218
Interest expense (including excess debt discount of $2,255,074 expensed as interest in the year ended December 31, 2011)	(848,464)	(564,009)	(2,821,093)	(1,379,576)	(2,082,558)	(3,336,217)
Gain (loss) on revaluation of derivative liabilities, net	450,584	(385,209)	(27,896)	2,176,982	3,759,146	9,271,985
Loss on extinguishment of debt	(4,970,410)		(4,970,410)
Issuance of warrants due to organic change	(2,553,318)		(2,553,318)
Liquidated damages for late S-1 registration						(532,161)
Miscellaneous income (expense)	167,952	(181,247)	235,295	(158,439)	(116,147)	166,184
Total other income and (expenses)	(7,752,826)	(1,129,793)	(10,134,505)	645,198	1,567,861	5,585,009
Net loss before provision for income taxes	(10,980,831)	(2,981,722)	(17,922,835)	(7,129,160)	(8,198,115)	(13,117,831)
Provision for income taxes	530	(14,142)	3,191	12,745	(21,453)	27,247
Net loss	(10,981,361)	(2,967,580)	(17,926,026)	(7,141,905)	(8,176,662)	(13,145,078)
Accretion on Series 1 Convertible Preferred Stock associated with beneficial conversion feature	(702,970)		(702,970)
Accretion on Series A and B convertible preference shares of subsidiary associated with premium	(408,651)		(2,898,550)			15,242
Accretion on Series A-1 Convertible Preferred Stock associated with beneficial conversion feature						(9,250,009)
Series A-1 preferred dividend	(131,219)	(201,612)	(547,171)	(597,401)	(801,534)	(458,208)
Net loss attributable to common stockholders	(12,224,201)	(3,169,192)	(22,074,717)	(7,739,306)	(8,978,196)	(22,838,053)
Net loss per share - basic and diluted (in Dollars per share)	$ (4.34)	$ (7.56)	$ (31.11)	$ (18.47)	$ (0.22)	$ (0.55)
Shares used to compute net loss per share - basic and diluted (in Shares)	2,814,655	419,028	709,639	419,123	41,660,953	41,455,980
Comprehensive Loss:
Net loss	(10,981,361)	(2,967,580)	(17,926,026)	(7,141,905)	(8,176,662)	(13,145,078)
Foreign currency translation adjustments	(175,686)	220,921	(273,736)	187,997	142,056	(225,304)
Total comprehensive loss	$ (11,157,047)	$ (2,746,659)	$ (18,199,762)	$ (6,953,908)	$ (8,034,606)	$ (13,370,382)